Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Net earnings (loss)	$ (62,322)	$ 84,902	$ (9,724)	$ 81,565
Adjustments and items not affecting cash:
Depreciation and amortization	112,547	98,161	232,511	195,600
Deferred taxes	(26,228)	(8,059)	(23,080)	(33,072)
Unrealized loss (gain) on derivative financial instruments	(334)	1,141	(402)	198
Share-based compensation	3,860	3,189	3,495	4,386
Cost of equity funds used for construction purposes	(458)	(140)	(967)	(131)
Change in value of investments carried at fair value	143,522	(27,342)	184,029	44,402
Pension and post-employment expense lower than contributions	(823)	(2,390)	(6,436)	(6,048)
Distributions received from equity investments, net of income	1,282	1,374	3,384	6,911
Other	931	4,282	3,536	6,300
Net change in non-cash operating items (note 20)	96,670	(51,829)	48,522	(440,346)
Net cash provided by (used in) operating activities, total	268,647	103,289	434,868	(140,235)
Financing Activities
Increase in long-term debt	2,707,508	4,405,745	5,280,038	6,928,966
Repayments of long-term debt	(2,407,355)	(4,790,743)	(4,044,265)	(6,537,824)
Issuance of common shares, net of costs	1,149	137,941	2,455	266,684
Cash dividends on common shares	(94,177)	(70,769)	(187,558)	(140,777)
Dividends on preferred shares	(2,220)	(2,276)	(4,440)	(4,490)
Contributions from non-controlling interests and redeemable non-controlling interests	0	698,011	0	908,684
Production-based cash contributions from non-controlling interest	2,478	0	6,208	4,832
Distributions to non-controlling interests, related party (note 13(b) and (c))	(8,354)	(6,976)	(18,360)	(13,958)
Distributions to non-controlling interests	(16,760)	(2,910)	(25,109)	(3,998)
Payments upon settlement of derivatives	0	0	(26,254)	(33,782)
Shares surrendered to fund withholding taxes on exercised share options	(3,494)	(4,243)	(4,120)	(5,052)
Increase in other long-term liabilities	2,069	239,771	7,268	278,645
Decrease in other long-term liabilities	(2,908)	(2,812)	(4,142)	(3,304)
Net cash provided by (used in) financing activities, total	177,936	600,739	981,721	1,644,626
Investing Activities
Additions to property, plant and equipment and intangible assets	(380,848)	(407,743)	(708,547)	(703,132)
Increase in long-term investments	(49,681)	(201,179)	(96,938)	(668,385)
Acquisitions of operating entities (note 3)	(86)	0	(632,797)	0
Increase in other assets	(10,340)	(27,405)	(12,804)	(27,852)
Receipt of principal on development loans receivable	201	0	323	0
Decrease in long-term investments	517	0	2,920	0
Other proceeds	0	0	0	4,344
Net cash provided by (used in) investing activities, total	(440,237)	(636,327)	(1,447,843)	(1,395,025)
Effect of exchange rate differences on cash and restricted cash	(2,408)	477	(1,846)	527
Increase (decrease) in cash, cash equivalents and restricted cash	3,938	68,178	(33,100)	109,893
Cash, cash equivalents and restricted cash, beginning of period	124,351	171,733	161,389	130,018
Cash, cash equivalents and restricted cash, end of period	128,289	239,911	128,289	239,911
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	52,268	55,964	113,874	112,325
Cash paid during the period for income taxes	5,147	2,660	6,357	1,675
Cash received during the period for distributions from equity investments	35,364	35,855	69,455	62,641
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	127,525	149,069	127,525	149,069
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	25,262	25,300	49,713	55,260
Property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	0	604	0	87,732
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 0	$ 16	$ 0	$ 16